Commitments and contingent liabilities - Summary of Contingent Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of contingent liabilities
Other contingent liabilities	€ 609	€ 656
Total contingent liabilities	4,971	4,127
Brazil
Summary of contingent liabilities
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,292	2,549
Inputs for PIS and COFINS taxes	40	36
Goodwill amortisation	154	137
Other tax assessments – approximately 700 cases	876	749
Total Brazil Tax	€ 4,362	€ 3,471